Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net income	$ 3,419,835	$ 2,878,230	$ 2,706,527
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Amortization of operating lease right-of-use assets	108,309
Depreciation and amortization	237,823	225,902	362,597
Loss (gain) on disposition of property and equipment	2,586	(6,856)
(Net recovery of) provision for credit losses	(47,515)	120,334	28,943
Deferred income tax provision (benefit)	36,329	89,603	(86,023)
Short-term investments income	(45,000)
Changes in operating assets and liabilities:
Accounts receivable	(2,386,501)	348,730	241,922
Accounts receivable - related parties	(1,520,988)	(724,809)	91,735
Inventories	80,315	1,555,441	(504,387)
Prepaid expenses and other current assets	(1,362,669)	(716,356)	430,744
Accounts payable	(499,570)	(646,886)	(810,342)
Accrued liabilities and other payables	97,208	(67,705)	(281,189)
Deferred revenue	(65,476)	(102,949)	(755,371)
Deferred revenue - related parties	1,720	123,204
Taxes payable	820,023	30,520	155,500
Operating lease liabilities	(83,734)
Net cash (used in) provided by operating activities	(1,207,305)	3,106,403	1,580,656
Cash flows from investing activities:
Additions to property, plant and equipment	(144,949)	(113,937)	(40,166)
Additions to land use right	(979,283)
Proceeds from disposal of property and equipment	348	10,138
Payments for short-term investments	(21,054,500)	(12,052,957)	(5,646,200)
Redemption of short-term investments	12,664,377	4,426,508	5,201,034
Repayment of advances made to related parties			364,428
Net cash used in investing activities	(9,514,007)	(7,730,248)	(120,904)
Cash flows from financing activities:
Gross proceeds from initial public offerings		8,000,000
Direct costs disbursed from initial public offerings proceeds		(1,212,779)
Proceeds from exercise of over-allotment option		336,638
Proceeds from sale of ordinary shares, net of issuance costs	311,995
Proceeds from short-term bank loans	12,426,600	5,672,000
Repayment of short-term bank loans	(5,560,000)	(1,418,000)
Proceeds from (repayment of) amount due to related parties	4,475,762	(4,467,240)	121,855
Net cash provided by financing activities	11,654,357	6,910,619	121,855
Effect of exchange rate changes on cash	273,626	(149,898)	(461,235)
Net increase in cash	1,206,671	2,136,876	1,120,372
Cash, beginning of year	6,929,508	4,792,632	3,672,260
Cash, end of year	8,136,179	6,929,508	4,792,632
Supplemental disclosure information:
Cash paid for income tax	205,373	142,730	47,438
Cash refunded for income tax			33,618
Cash paid for interest	239,369	5,319
Non-cash operating, investing and financing activities
Deferred IPO cost offset with additional paid-in capital		765,443
Right of use assets obtained in exchange for operating lease liabilities	$ 357,960